Vanguard® Global ex-U.S. Real Estate Index Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Australia (11.8%)
	Goodman Group	7,004,829	156,209
	Scentre Group	19,058,587	43,131
	Stockland	8,749,768	27,719
	GPT Group	7,023,092	19,938
	Vicinity Ltd.	14,188,615	19,229
	Dexus	3,944,681	17,594
	Mirvac Group	14,469,588	17,504
	Charter Hall Group	1,733,417	16,667
	Lendlease Corp. Ltd.	2,404,462	9,579
	National Storage REIT	5,053,739	6,985
	Charter Hall Long Wale REIT	2,406,057	5,762
	Region RE Ltd.	4,276,102	5,743
	Ingenia Communities Group	1,370,612	4,830
	HomeCo Daily Needs REIT	6,585,524	4,816
	BWP Trust	2,048,898	4,300
	Charter Hall Retail REIT	1,893,939	3,803
	Waypoint REIT Ltd.	2,461,260	3,689
	Centuria Industrial REIT	1,954,243	3,542
	Arena REIT	1,453,481	3,479
	Centuria Capital Group	3,035,453	3,336
	Lifestyle Communities Ltd.	418,540	2,528
	Charter Hall Social Infrastructure REIT	1,245,114	1,986
	Growthpoint Properties Australia Ltd.	994,036	1,480
	Rural Funds Trust	1,429,680	1,435
	Abacus Storage King	1,970,150	1,418
	Dexus Industria REIT	783,488	1,322
	Cromwell Property Group	5,078,606	1,224
	Abacus Group	1,635,708	1,164
	Centuria Office REIT	1,486,677	1,076
	HealthCo REIT	1,599,451	996
	Hotel Property Investments Ltd.	336,659	782
			393,266
Austria (0.2%)
[1]	CA Immobilien Anlagen AG	155,688	3,845
*	IMMOFINANZ AG	126,644	2,211
			6,056
Belgium (1.6%)
	Warehouses De Pauw CVA	653,290	14,033
	Aedifica SA	174,376	10,506
	Cofinimmo SA	140,412	7,916
	Montea NV	75,615	5,226
	VGP NV	48,902	4,174
	Shurgard Self Storage Ltd. (XBRU)	111,559	4,129
	Xior Student Housing NV	125,340	4,003
	Retail Estates NV	46,234	2,754
	Care Property Invest NV	135,023	1,565
			54,306
Brazil (0.2%)
	Allos SA	636,970	2,071
	Iguatemi SA (BVMF)	456,077	1,438
	Multiplan Empreendimentos Imobiliarios SA	199,850	766
	JHSF Participacoes SA	1,130,493	766
	LOG Commercial Properties e Participacoes SA	127,527	413
	Moura Dubeux Engenharia SA	182,576	395
	Lavvi Empreendimentos Imobiliarios SA	264,781	393
	SYN prop e tech SA	241,200	203
			6,445

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
Canada (2.0%)
	Canadian Apartment Properties REIT	300,380	8,373
	RioCan REIT	539,058	6,854
	Granite Real Estate Investment Trust	114,482	5,529
	Choice Properties REIT	587,654	5,224
[1]	SmartCentres REIT	259,139	4,379
[1]	First Capital REIT	380,004	4,346
	Dream Industrial REIT	496,005	3,986
	Boardwalk REIT	88,464	3,813
	H&R REIT	469,345	3,020
[1]	Allied Properties REIT	229,483	2,744
[1]	Killam Apartment REIT	213,597	2,429
	StorageVault Canada Inc.	845,910	2,125
[1]	CT REIT	194,103	1,909
	Primaris REIT	178,902	1,838
	Crombie REIT	193,726	1,792
[1]	InterRent REIT	265,718	1,786
[1]	NorthWest Healthcare Properties REIT	442,970	1,378
	DREAM Unlimited Corp. Class A	78,426	1,190
[1]	Slate Grocery REIT Class U	105,369	1,019
[1]	Artis REIT	182,044	958
[1]	Morguard North American Residential REIT	64,748	750
[1]	Nexus Industrial REIT	130,024	660
[1,2]	Minto Apartment REIT	71,813	652
[1]	Dream Office REIT	31,764	404
			67,158
Chile (0.3%)
	Parque Arauco SA	2,412,104	4,141
	Cencosud Shopping SA	1,741,220	2,912
	Plaza SA	1,196,257	2,143
			9,196
China (5.0%)
	China Resources Land Ltd.	10,448,446	31,805
	China Overseas Land & Investment Ltd.	13,632,210	21,727
[2]	Longfor Group Holdings Ltd.	7,071,508	8,989
[2]	China Resources Mixc Lifestyle Services Ltd.	2,168,200	8,210
*,1	China Vanke Co. Ltd. Class H	8,134,683	6,077
	Country Garden Services Holdings Co. Ltd.	7,697,000	5,019
*,1	Sunac China Holdings Ltd.	24,298,000	4,969
	Greentown China Holdings Ltd.	3,615,314	4,008
	Yuexiu Property Co. Ltd.	5,445,982	3,411
	C&D International Investment Group Ltd.	2,060,000	3,384
	Onewo Inc. Class H	1,022,900	2,899
	China Jinmao Holdings Group Ltd.	19,739,054	2,316
	Greentown Service Group Co. Ltd.	4,856,000	2,263
*	Seazen Group Ltd.	9,298,666	2,066
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	3,986,678	1,892
*,2	Evergrande Property Services Group Ltd.	18,946,500	1,803
	Poly Property Services Co. Ltd. Class H	490,400	1,730
*	Hainan Airport Infrastructure Co. Ltd. Class A	3,325,361	1,678
	Youngor Group Co. Ltd. Class A	1,342,187	1,512
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	451,805	1,502
*	Hopson Development Holdings Ltd.	3,877,589	1,487
	China Overseas Grand Oceans Group Ltd.	6,101,079	1,368
	Poly Property Group Co. Ltd.	7,225,048	1,360
	Shoucheng Holdings Ltd.	10,640,000	1,358
*	Country Garden Holdings Co. Ltd.	21,264,163	1,187
	Shui On Land Ltd.	13,149,038	1,100
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	917,084	1,091
[2]	Sunac Services Holdings Ltd.	5,346,000	1,074
	Poly Developments & Holdings Group Co. Ltd. Class A	894,622	1,031
*	Seazen Holdings Co. Ltd. Class A	657,278	1,024
	Yuexiu REIT	8,756,970	1,003
*	Quzhou Xin'an Development Co. Ltd. Class A	2,471,282	984
[2]	A-Living Smart City Services Co. Ltd.	2,696,250	940
*,1	Guangzhou R&F Properties Co. Ltd. Class H	5,893,013	930
*	Greenland Holdings Corp. Ltd. Class A	3,586,410	916
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	644,599	871
	Shenzhen Investment Ltd.	8,312,201	866

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
*	Radiance Holdings Group Co. Ltd.	2,366,000	859
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,038,648	850
	Gemdale Corp. Class A	1,315,531	833
	Chengdu Hi-tech Development Co. Ltd. Class A	105,660	790
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	2,341,721	789
	Ever Sunshine Services Group Ltd.	3,204,000	759
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	586,563	732
*,1	CIFI Holdings Group Co. Ltd.	20,746,000	700
*	China Vanke Co. Ltd. Class A	684,909	690
	Gemdale Properties & Investment Corp. Ltd.	18,802,000	655
	Xiangcai Co. Ltd. Class A	725,030	654
*	Logan Group Co. Ltd.	5,087,984	638
*	Agile Group Holdings Ltd.	7,926,159	637
	China World Trade Center Co. Ltd. Class A	178,974	617
	Huafa Industrial Co. Ltd. Zhuhai Class A	811,311	597
*	SOHO China Ltd.	7,050,045	590
	Yuexiu Services Group Ltd.	1,440,500	584
	China Enterprise Co. Ltd. Class A	1,561,359	579
	Shanghai Wanye Enterprises Co. Ltd. Class A	267,586	548
*	Shimao Group Holdings Ltd.	4,989,000	544
*,3	Jinke Smart Services Group Co. Ltd. Class H	612,100	543
	C&D Property Management Group Co. Ltd.	1,594,000	524
	Tianjin Guangyu Development Co. Ltd. Class A	447,785	520
	Nanjing Gaoke Co. Ltd. Class A	490,625	502
	Joy City Property Ltd.	18,179,500	477
*	Gree Real Estate Co. Ltd. Class A	570,266	472
*	Vantone Neo Development Group Co. Ltd. Class A	593,855	450
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	228,855	449
*	Cinda Real Estate Co. Ltd. Class A	734,722	432
	Shanghai SMI Holding Co. Ltd. Class A	727,720	418
*,2	Red Star Macalline Group Corp. Ltd. Class H	2,122,636	416
*	Red Star Macalline Group Corp. Ltd. Class A	1,022,662	407
	China Merchants Property Operation & Service Co. Ltd. Class A	298,135	403
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	602,930	396
*,2	Shimao Services Holdings Ltd.	3,411,000	393
*	Shenzhen Zhenye Group Co. Ltd. Class A	418,300	391
	Tibet Urban Development & Investment Co. Ltd. Class A	271,735	386
*	Financial Street Holdings Co. Ltd. Class A	917,551	384
*	China Fortune Land Development Co. Ltd. Class A	1,172,610	365
	S-Enjoy Service Group Co. Ltd.	953,000	361
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	237,987	358
*	Grandjoy Holdings Group Co. Ltd. Class A	924,203	338
*,3	Jiayuan International Group Ltd.	15,242,000	338
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd. ClassA	149,800	330
	Bright Real Estate Group Co. Ltd. Class A	657,700	327
	China Sports Industry Group Co. Ltd. Class A	304,400	327
	Wedge Industrial Co. Ltd. Class A	160,800	321
*	Jiangsu Dagang Co. Ltd. Class A	164,600	313
*	Sino-Ocean Group Holding Ltd.	10,936,829	310
*	China South City Holdings Ltd.	14,838,111	285
	Greattown Holdings Ltd. Class A	672,671	284
	Shunfa Hengneng Corp. Class A	698,320	284
	Hainan Expressway Co. Ltd. Class A	315,900	274
	Lushang Freda Pharmaceutical Co. Ltd. Class A	284,470	273
*	Macrolink Culturaltainment Development Co. Ltd. Class A	1,059,100	272
	Shenzhen SEG Co. Ltd. Class A	258,880	272
	Suning Universal Co. Ltd. Class A	873,947	270
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	262,488	263
*	Powerlong Real Estate Holdings Ltd.	4,426,139	261
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	340,600	244
*	RiseSun Real Estate Development Co. Ltd. Class A	1,255,088	241
*	Beijing Capital Development Co. Ltd. Class A	733,374	238
	Shanghai Industrial Development Co. Ltd. Class A	540,600	237
*	China Union Holdings Ltd. Class A	430,287	235
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	768,024	233
	Hefei Urban Construction Development Co. Ltd. Class A	256,707	233
	Shenzhen Heungkong Holding Co. Ltd. Class A	915,600	223
	Haining China Leather Market Co. Ltd. Class A	386,900	223
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	448,800	222
*	Sanxiang Impression Co. Ltd. Class A	379,600	197

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	358,100	194
	Shenzhen Properties & Resources Development Group Ltd. Class A	172,384	192
	China Wuyi Co. Ltd. Class A	510,178	188
	Rongan Property Co. Ltd. Class A	677,126	181
*	Cccg Real Estate Corp. Ltd. Class A	208,300	181
*,1	LVGEM China Real Estate Investment Co. Ltd.	3,710,000	172
	Guangdong Shirongzhaoye Co. Ltd. Class A	223,300	170
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,369,822	106
*,3	Guangdong Highsun Group Co. Ltd. Class A	906,503	77
*,3	Datang Group Holdings Ltd.	1,172,000	75
*,2	Redco Properties Group Ltd.	132,000	3
*,3	Yango Group Co. Ltd. Class A	1,591,019	—
			167,949
Egypt (0.2%)
	Talaat Moustafa Group	3,692,883	4,019
*	Palm Hills Developments SAE	3,658,410	477
	Madinet Masr For Housing & Development	5,107,406	414
	Heliopolis Housing	1,293,378	284
			5,194
Finland (0.2%)
*	Kojamo OYJ	671,486	6,976
	Citycon OYJ	338,530	1,199
			8,175
France (2.9%)
	Unibail-Rodamco-Westfield	367,549	30,774
	Klepierre SA	809,074	24,087
	Gecina SA	191,150	18,661
	Covivio SA	196,522	10,444
	Mercialys SA	322,479	3,540
	Carmila SA	197,626	3,425
	ICADE	114,376	2,689
*	Nexity SA	178,481	2,391
	Altarea SCA	18,393	1,924
			97,935
Germany (4.4%)
	Vonovia SE	3,015,744	92,261
	LEG Immobilien SE (XETR)	272,934	22,492
*	TAG Immobilien AG	643,743	9,567
*	Aroundtown SA	3,212,646	9,533
	Deutsche Wohnen SE	190,186	4,759
*	Grand City Properties SA	251,206	2,900
	Hamborner REIT AG	269,814	1,799
	PATRIZIA SE	134,877	1,126
	Deutsche EuroShop AG	41,456	818
*,1	BRANICKS Group AG	157,829	411
			145,666
Greece (0.1%)
*	LAMDA Development SA	297,023	2,140
*	Dimand SA	32,190	274
			2,414
Hong Kong (6.8%)
	Sun Hung Kai Properties Ltd.	5,521,441	49,358
	Link REIT	9,436,986	38,991
	CK Asset Holdings Ltd.	6,680,113	27,912
	Hongkong Land Holdings Ltd.	3,799,412	16,533
	Wharf Real Estate Investment Co. Ltd.	5,675,652	14,124
	Henderson Land Development Co. Ltd.	4,791,936	13,290
[2]	ESR Group Ltd.	8,224,200	12,658
	Sino Land Co. Ltd.	12,968,022	12,437
	Wharf Holdings Ltd.	3,468,652	8,474
	Swire Properties Ltd.	3,840,000	7,583
	Hang Lung Properties Ltd.	6,673,932	5,279
	Kerry Properties Ltd.	2,118,832	4,168
	Hang Lung Group Ltd.	2,985,103	3,957
	Hysan Development Co. Ltd.	2,176,655	3,147
	Fortune REIT	5,502,861	2,826
[1]	New World Development Co. Ltd.	4,977,000	2,671

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
	Champion REIT	6,886,512	1,469
	SF REIT	1,928,000	770
	Sunlight REIT	2,887,400	690
			226,337
India (4.2%)
	DLF Ltd.	2,361,261	20,208
[2]	Macrotech Developers Ltd.	1,023,207	14,165
	Embassy Office Parks REIT	3,196,198	13,640
*	Godrej Properties Ltd.	508,136	13,576
	Phoenix Mills Ltd.	694,565	13,128
	Prestige Estates Projects Ltd.	631,650	9,874
	Oberoi Realty Ltd.	426,664	8,890
	Brigade Enterprises Ltd.	499,278	6,714
[2]	Brookfield India Real Estate Trust	1,508,789	5,190
	Nexus Select Trust	3,151,384	5,043
[2]	Mindspace Business Parks REIT	800,672	3,456
	Anant Raj Ltd.	486,557	3,339
*	Equinox India Developments Ltd.	1,741,590	2,913
*	SignatureGlobal India Ltd.	148,746	2,066
	Sobha Ltd. (XNSE)	128,038	1,952
	Mahindra Lifespace Developers Ltd.	276,879	1,331
*	Valor Estate Ltd.	726,833	1,306
	Ganesh Housing Corp. Ltd.	82,006	1,277
*	Max Estates Ltd.	194,433	1,188
	Sunteck Realty Ltd.	197,465	1,082
*	Unitech Ltd.	9,061,526	944
	NESCO Ltd.	79,317	879
	Puravankara Ltd.	216,218	726
	Arvind SmartSpaces Ltd.	73,873	677
*	Keystone Realtors Ltd.	100,996	675
*	Hemisphere Properties India Ltd.	328,499	565
	Ashiana Housing Ltd.	149,230	561
*	TARC Ltd.	359,764	555
*	Hubtown Ltd.	155,993	491
	Shipping Corp. of India Land & Assets Ltd.	606,662	403
*	Shriram Properties Ltd.	362,915	366
*	Awfis Space Solutions Ltd.	46,976	358
	Alembic Ltd.	263,179	355
	Kolte-Patil Developers Ltd.	93,545	307
			138,200
Indonesia (0.2%)
	Ciputra Development Tbk PT	31,876,291	1,920
*	Bumi Serpong Damai Tbk PT	26,347,927	1,535
	Pakuwon Jati Tbk PT	54,700,428	1,321
	Summarecon Agung Tbk PT	37,489,681	1,060
*	Lippo Karawaci Tbk PT	126,896,949	707
*	Kawasan Industri Jababeka Tbk PT	51,357,700	595
*	Puradelta Lestari Tbk PT	30,019,100	270
*,3	Hanson International Tbk PT	444,252,900	—
*,3	Armidian Karyatama Tbk PT	34,315,100	—
			7,408
Ireland (0.1%)
	Irish Residential Properties REIT plc	1,934,741	1,876
Israel (2.4%)
	Azrieli Group Ltd.	133,661	11,075
*	Big Shopping Centers Ltd.	57,498	8,982
	Melisron Ltd.	92,138	8,717
	Mivne Real Estate KD Ltd.	2,141,497	6,418
	Alony Hetz Properties & Investments Ltd.	589,545	5,314
	Amot Investments Ltd.	827,539	4,838
	Reit 1 Ltd.	711,738	3,788
*	Airport City Ltd.	208,737	3,523
	Aura Investments Ltd.	530,399	3,472
	YH Dimri Construction & Development Ltd.	29,523	2,926
	Mega Or Holdings Ltd.	82,955	2,711
	Israel Canada T.R Ltd.	554,128	2,434
	Sella Capital Real Estate Ltd.	812,895	2,135
	Summit Real Estate Holdings Ltd.	129,736	2,099

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
	Blue Square Real Estate Ltd.	19,629	1,781
	Africa Israel Residences Ltd.	22,631	1,702
	Menivim- The New REIT Ltd.	2,775,326	1,586
	G City Ltd.	344,453	1,290
	Electra Real Estate Ltd.	98,848	1,254
	Isras Investment Co. Ltd.	4,565	1,089
	Gav-Yam Lands Corp. Ltd.	95,381	818
*	Hagag Group Real Estate Development	111,786	802
	Prashkovsky Investments & Construction Ltd.	26,597	760
*	Israel Land Development Co. Ltd.	74,765	726
	Property & Building Corp. Ltd.	8,123	568
			80,808
Italy (0.0%)
*,1	Immobiliare Grande Distribuzione SIIQ SpA	196,762	594
Japan (22.4%)
	Mitsui Fudosan Co. Ltd.	10,304,371	93,005
	Daiwa House Industry Co. Ltd.	2,295,974	72,332
	Mitsubishi Estate Co. Ltd.	4,658,945	67,699
	Sumitomo Realty & Development Co. Ltd.	1,744,867	60,291
	Nippon Building Fund Inc.	31,146	24,788
	Daito Trust Construction Co. Ltd.	224,725	24,080
	Hulic Co. Ltd.	2,393,637	21,096
	Japan Real Estate Investment Corp.	26,059	18,359
	Japan Metropolitan Fund Investment	26,344	16,037
	Nomura Real Estate Master Fund Inc.	15,910	15,323
	KDX Realty Investment Corp.	14,936	14,913
	GLP J-Reit	17,937	14,688
	Tokyu Fudosan Holdings Corp.	2,165,544	13,904
	Nippon Prologis REIT Inc.	8,989	13,709
	Daiwa House REIT Investment Corp.	8,450	13,296
	Invincible Investment Corp.	28,007	12,213
	Tokyo Tatemono Co. Ltd.	767,383	11,834
	Orix JREIT Inc.	10,109	11,217
	United Urban Investment Corp.	11,335	10,978
	Nomura Real Estate Holdings Inc.	397,029	10,552
	Advance Residence Investment Corp.	10,492	9,657
	Japan Hotel REIT Investment Corp.	18,683	8,652
	Sekisui House REIT Inc.	16,018	8,189
	Japan Prime Realty Investment Corp.	3,650	8,038
	Mitsui Fudosan Logistics Park Inc.	11,766	7,739
	Nippon Accommodations Fund Inc.	1,843	6,931
[1]	Industrial & Infrastructure Fund Investment Corp.	9,270	6,923
	LaSalle Logiport REIT	6,845	6,326
[1]	Japan Logistics Fund Inc.	10,221	5,919
	Activia Properties Inc.	2,582	5,618
	AEON REIT Investment Corp.	6,444	5,204
	Daiwa Securities Living Investments Corp.	8,801	5,071
	Frontier Real Estate Investment Corp.	9,421	4,917
	Daiwa Office Investment Corp.	2,556	4,849
[1]	Mori Hills REIT Investment Corp.	5,946	4,810
	NTT UD REIT Investment Corp.	5,415	4,610
[1]	Comforia Residential REIT Inc.	2,598	4,544
	Aeon Mall Co. Ltd.	349,983	4,417
	Mitsubishi Estate Logistics REIT Investment Corp.	1,843	4,224
	Hulic REIT Inc.	4,578	4,181
	Mori Trust REIT Inc.	9,237	3,767
[1]	Tokyu REIT Inc.	3,401	3,559
	Japan Excellent Inc.	4,341	3,508
	NIPPON REIT Investment Corp.	6,588	3,457
	Heiwa Real Estate Co. Ltd.	117,832	3,431
[1]	Star Asia Investment Corp.	9,832	3,275
	Heiwa Real Estate REIT Inc.	3,799	3,137
	Starts Corp. Inc.	122,900	3,053
	Hoshino Resorts REIT Inc.	2,139	2,854
	Fukuoka REIT Corp.	2,880	2,729
	Katitas Co. Ltd.	185,992	2,600
	Global One Real Estate Investment Corp.	3,663	2,485
	Leopalace21 Corp.	685,950	2,441

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
[1]	Kasumigaseki Capital Co. Ltd.	25,000	2,391
	CRE Logistics REIT Inc.	2,294	2,224
	Hankyu Hanshin REIT Inc.	2,545	2,100
	Ichigo Office REIT Investment Corp.	3,691	1,972
	Takara Leben Real Estate Investment Corp.	3,340	1,906
	SOSiLA Logistics REIT Inc.	2,662	1,896
	Mirai Corp.	6,973	1,863
[1]	Samty Residential Investment Corp.	2,672	1,606
	Ichigo Inc.	700,800	1,601
	Tosei Corp.	103,800	1,596
	Keihanshin Building Co. Ltd.	154,700	1,492
	One REIT Inc.	884	1,378
	Mirarth Holdings Inc.	401,352	1,349
	Sun Frontier Fudousan Co. Ltd.	98,400	1,272
	Arealink Co. Ltd.	68,300	1,024
	Starts Proceed Investment Corp.	901	1,019
	Goldcrest Co. Ltd.	48,940	973
	ESCON Japan REIT Investment Corp.	1,339	963
	Tosei REIT Investment Corp.	1,106	916
	Sankei Real Estate Inc.	1,710	911
[1]	Health Care & Medical Investment Corp.	1,313	897
	Nippon Commercial Development Co. Ltd.	62,300	891
	JSB Co. Ltd.	40,606	833
*	SRE Holdings Corp.	37,000	800
[1]	LA Holdings Co. Ltd.	18,600	724
[1]	Ichigo Hotel REIT Investment Corp.	856	711
	TOC Co. Ltd.	166,329	692
	Marimo Regional Revitalization REIT Inc.	940	664
	Xymax REIT Investment Corp.	880	659
*,1	TKP Corp.	62,300	643
	Dear Life Co. Ltd.	95,800	618
	Mugen Estate Co. Ltd.	48,600	579
[1]	Tokaido REIT Inc.	867	577
	CRE Inc.	51,000	559
	Star Mica Holdings Co. Ltd.	79,200	435
	Nippon Hotel & Residential Investment Corp.	931	398
	Nisshin Group Holdings Co. Ltd.	104,500	353
	Japan Property Management Center Co. Ltd.	48,800	349
*	Miyakoshi Holdings Inc.	23,700	186
			743,449
Kuwait (0.5%)
	Mabanee Co. KPSC	2,441,202	6,295
	Commercial Real Estate Co. KSC	5,194,377	3,314
	Kuwait Real Estate Co. KSC	2,302,864	2,462
	Salhia Real Estate Co. KSCP	1,576,822	2,109
*	National Real Estate Co. KPSC	3,777,388	975
*	Al Mazaya Holding Co. KSCP	1,759,404	415
			15,570
Malaysia (1.0%)
	Sime Darby Property Bhd.	12,662,600	4,008
	IOI Properties Group Bhd.	6,636,900	3,132
	Sunway REIT	7,381,734	3,128
	SP Setia Bhd. Group	9,757,300	2,942
	IGB REIT	5,147,400	2,505
	Axis REIT	5,119,800	2,044
	Mah Sing Group Bhd.	6,169,025	1,955
	Eco World Development Group Bhd. (XKLS)	4,627,900	1,809
*	Tanco Holdings Bhd.	3,882,600	1,646
	Matrix Concepts Holdings Bhd.	3,186,642	1,564
	Pavilion REIT	4,098,500	1,386
	OSK Holdings Bhd.	3,369,400	1,253
	UEM Sunrise Bhd.	5,540,265	1,146
	Capitaland Malaysia Trust	5,813,100	893
	YTL Hospitality REIT	2,829,900	755
	Eastern & Oriental Bhd.	3,723,800	728
*	KSL Holdings Bhd.	1,473,800	530
	Lagenda Properties Bhd.	1,433,100	426
	LBS Bina Group Bhd.	3,385,000	412
			32,262

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
Mexico (1.1%)
	Prologis Property Mexico SA de CV	3,811,253	11,882
	Fibra Uno Administracion SA de CV	10,200,085	10,573
	Corp. Inmobiliaria Vesta SAB de CV	3,223,350	8,426
[2]	FIBRA Macquarie Mexico	2,766,372	4,216
			35,097
Netherlands (0.4%)
[2]	CTP NV	432,393	7,189
	Eurocommercial Properties NV	157,829	3,852
	Wereldhave NV	127,746	1,938
	NSI NV	66,036	1,498
			14,477
New Zealand (0.1%)
	Goodman Property Trust	3,815,554	4,484
Norway (0.1%)
*,2	Entra ASA	260,004	2,691
*	Public Property Invest A/S	480,548	798
			3,489
Philippines (1.0%)
	SM Prime Holdings Inc.	42,364,007	16,754
	Ayala Land Inc.	21,577,260	8,210
	AREIT Inc.	4,106,920	2,953
	RL Commercial REIT Inc.	19,544,300	1,988
	Robinson's Land Corp.	6,016,172	1,294
	Megaworld Corp.	39,254,100	1,188
	MREIT Inc.	4,042,000	934
	Citicore Energy REIT Corp.	9,281,000	507
			33,828
Poland (0.0%)
	Murapol SA	38,746	331
Qatar (0.3%)
	Barwa Real Estate Co.	7,834,321	6,160
	United Development Co. QSC	6,293,088	1,988
*	Ezdan Holding Group QSC	5,792,335	1,568
	Mazaya Real Estate Development QPSC	1,700,464	277
			9,993
Russia (0.0%)
*,3	Etalon Group plc GDR (Registered)	993,429	—
Saudi Arabia (1.1%)
*	Dar Al Arkan Real Estate Development Co.	1,940,308	8,533
*	Emaar Economic City	935,625	4,529
[2]	Arabian Centres Co. Ltd.	797,819	4,512
	Retal Urban Development Co.	802,550	3,629
*	Saudi Real Estate Co.	478,697	3,426
	Arriyadh Development Co.	317,237	2,941
	Al Rajhi REIT	843,038	1,891
	Sedco Capital REIT Fund	516,850	1,149
	Alandalus Property Co.	161,594	1,064
	Sumou Real Estate Co.	68,335	963
	Riyad REIT Fund	438,469	739
	Bonyan REIT	245,426	630
	Derayah REIT	374,396	608
	Alkhabeer REIT	360,575	573
	Al Maather REIT Fund	173,790	435
	Alinma Retail REIT Fund	339,235	435
	Mulkia Gulf Real Estate REIT Fund	291,135	415
	Musharaka Real Estate Income Fund	265,888	318
	Alahli REIT Fund 1	147,129	282
			37,072
Singapore (5.7%)
	CapitaLand Integrated Commercial Trust	20,298,437	28,975
	CapitaLand Ascendas REIT	12,896,084	24,449
	Capitaland Investment Ltd.	8,406,038	15,133
	Mapletree Industrial Trust	7,602,391	11,721

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
	Mapletree Logistics Trust	12,408,123	11,088
	Keppel DC REIT	6,545,837	10,558
	Mapletree Pan Asia Commercial Trust	8,495,741	7,524
	Suntec REIT	8,034,527	7,016
	Frasers Logistics & Commercial Trust	10,767,052	6,984
	Frasers Centrepoint Trust	4,314,440	6,772
	City Developments Ltd.	1,794,290	6,652
	UOL Group Ltd.	1,698,578	6,335
	CapitaLand Ascott Trust	9,292,012	6,108
	Keppel REIT	8,704,215	5,460
	ESR-REIT	23,068,361	4,402
	Parkway Life REIT	1,525,097	4,334
	Capitaland India Trust	3,685,742	2,761
	Lendlease Global Commercial REIT	6,292,989	2,561
	CapitaLand China Trust	4,270,308	2,302
	AIMS APAC REIT	2,344,488	2,224
	Stoneweg European REIT	1,232,166	1,994
	Starhill Global REIT	5,178,568	1,941
	Digital Core REIT Management Pte. Ltd.	3,332,400	1,844
	OUE REIT	8,421,800	1,820
	Far East Hospitality Trust	3,884,792	1,727
	CDL Hospitality Trusts	2,432,699	1,545
	Sasseur REIT	1,954,700	977
*	Yanlord Land Group Ltd.	1,969,704	823
*	Keppel Pacific Oak US REIT	2,944,500	701
*	Manulife US REIT	6,380,010	603
	Prime US REIT	2,941,540	525
*,1	Yoma Strategic Holdings Ltd.	5,112,600	281
*,3	EC World REIT	1,188,500	227
*,3	Eagle Hospitality Trust	2,602,300	—
			188,367
South Africa (1.6%)
	NEPI Rockcastle NV	2,218,157	16,719
	Growthpoint Properties Ltd.	12,590,871	8,110
	Redefine Properties Ltd.	25,797,545	6,109
	Fortress Real Estate Investments Ltd. Class B	4,407,091	4,602
	Vukile Property Fund Ltd.	3,718,724	3,460
	Resilient REIT Ltd.	1,095,637	3,400
	Hyprop Investments Ltd.	1,390,918	3,270
	Equites Property Fund Ltd.	2,964,748	2,243
	Attacq Ltd.	2,534,845	1,758
	SA Corporate Real Estate Ltd.	9,197,098	1,417
	Fairvest Ltd. Class B	5,346,735	1,285
	Stor-Age Property REIT Ltd.	1,637,793	1,279
	Burstone Group Ltd.	2,162,279	989
			54,641
South Korea (0.3%)
	ESR Kendall Square REIT Co. Ltd.	584,381	1,858
	SK REITs Co. Ltd.	529,879	1,785
	Shinhan Alpha REIT Co. Ltd.	390,029	1,547
	JR Global REIT	674,762	1,139
	LOTTE REIT Co. Ltd.	531,342	1,122
	IGIS Value Plus REIT Co. Ltd.	190,562	550
	Koramco Life Infra Reit Co. Ltd.	168,592	460
			8,461
Spain (0.8%)
	Merlin Properties Socimi SA	1,447,068	16,676
	Inmobiliaria Colonial Socimi SA	1,238,552	6,989
[2]	Aedas Homes SA	33,457	1,035
[1,3]	Lar Espana Real Estate Socimi SA	88,804	762
			25,462
Sweden (3.7%)
*,1	Fastighets AB Balder Class B	2,591,959	18,444
	Sagax AB Class B	776,766	17,095
*	Castellum AB	1,553,982	16,854
	Wihlborgs Fastigheter AB	981,855	9,728
	Wallenstam AB Class B	1,599,132	6,903
	Pandox AB	371,704	6,769

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
	Fabege AB	883,056	6,605
	Catena AB	150,357	6,550
*	Nyfosa AB	593,421	6,089
	Hufvudstaden AB Class A	422,905	4,708
	Cibus Nordic Real Estate AB publ	230,799	3,742
	Atrium Ljungberg AB Class B	179,604	3,176
	NP3 Fastigheter AB	119,487	2,841
*	Dios Fastigheter AB	383,739	2,649
[1]	Samhallsbyggnadsbolaget i Norden AB	4,490,739	2,275
	Sagax AB Class D	653,339	1,865
	Platzer Fastigheter Holding AB Class B	230,443	1,774
	Corem Property Group AB Class B	2,000,710	1,061
	FastPartner AB Class A	187,825	1,056
*,1	Neobo Fastigheter AB	420,319	691
	Samhallsbyggnadsbolaget i Norden AB Class D	590,485	453
	Corem Property Group AB Class D	8,513	177
			121,505
Switzerland (2.4%)
	Swiss Prime Site AG (Registered)	283,522	32,367
	PSP Swiss Property AG (Registered)	168,208	24,848
	Allreal Holding AG (Registered)	54,529	10,209
	Mobimo Holding AG (Registered)	26,499	8,802
	Intershop Holding AG	20,390	3,055
*	Peach Property Group AG	86,123	781
			80,062
Taiwan (1.6%)
	Ruentex Development Co. Ltd.	6,784,483	8,653
	Highwealth Construction Corp.	6,284,679	8,114
	Huaku Development Co. Ltd.	948,839	3,198
	Advancetek Enterprise Co. Ltd.	952,000	2,373
	Farglory Land Development Co. Ltd.	974,631	2,210
	Sakura Development Co. Ltd.	1,338,714	2,165
	Delpha Construction Co. Ltd.	1,783,000	2,131
	Kindom Development Co. Ltd.	1,351,900	2,089
	Chong Hong Construction Co. Ltd.	806,297	2,052
[1]	JSL Construction & Development Co. Ltd.	612,925	1,695
	Cathay Real Estate Development Co. Ltd.	2,329,100	1,629
	Da-Li Development Co. Ltd.	1,247,727	1,594
	Prince Housing & Development Corp.	3,963,478	1,221
[1]	Yungshin Construction & Development Co. Ltd.	316,000	1,205
	Yea Shin International Development Co. Ltd.	1,172,483	1,094
	Fu Hua Innovation Co. Ltd.	1,111,383	1,082
	Crowell Development Corp.	839,000	993
	Hung Sheng Construction Ltd.	1,353,520	976
	Huang Hsiang Construction Corp.	413,000	788
*	King's Town Construction Co. Ltd.	422,000	781
	Radium Life Tech Co. Ltd.	2,425,907	773
	Hong Pu Real Estate Development Co. Ltd.	749,194	712
	Shin Ruenn Development Co. Ltd.	399,751	709
	Hua Yu Lien Development Co. Ltd.	167,000	596
	KEE TAI Properties Co. Ltd.	1,400,547	595
	Sweeten Real Estate Development Co. Ltd.	638,000	591
	Kuo Yang Construction Co. Ltd.	877,802	550
*	Shining Building Business Co. Ltd.	1,642,869	520
	GTM Holdings Corp.	465,000	487
	Hung Ching Development & Construction Co. Ltd.	436,000	474
*	We&Win Diversification Co. Ltd.	515,000	414
	Pacific Construction Co.	1,040,000	356
	San Far Property Ltd.	545,000	345
	Founding Construction & Development Co. Ltd.	571,000	339
*	We & Win Development Co. Ltd.	698,000	253
*,3	Taiwan Land Development Corp.	2,224,000	—
			53,757
Thailand (1.0%)
	Central Pattana PCL	4,933,300	7,727
	WHA Corp. PCL	26,676,686	3,754
	CPN Retail Growth Leasehold REIT	8,694,581	3,119
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,447,596	1,913
	Axtra Future City Freehold & Leasehold REIT	5,597,600	1,828

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	6,040,300	1,811
	Land & Houses PCL (Registered)	12,985,500	1,768
	MBK PCL	2,853,632	1,539
	Amata Corp. PCL	2,045,623	1,517
	Supalai PCL	2,463,581	1,226
	Sansiri PCL	24,141,825	1,223
	IMPACT Growth REIT	2,545,900	800
	AP Thailand PCL	3,368,520	793
	BA Airport Leasehold REIT	2,892,900	781
	Quality Houses PCL	15,096,500	765
	SC Asset Corp. PCL	7,139,040	567
	Bangkok Land PCL	29,507,395	456
	Pruksa Holding PCL	2,311,700	439
	Origin Property PCL Class F	3,151,798	319
	Pruksa Real Estate PCL	3,024,500	287
			32,632
Turkey (0.4%)
*,1	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	7,079,287	3,013
	Yeni Gimat Gayrimenkul Ortakligi A/S	705,672	1,360
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	3,253,393	1,343
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	2,148,337	955
*	Is Gayrimenkul Yatirim Ortakligi A/S	1,655,501	903
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	541,355	900
	AKIS Gayrimenkul Yatirimi A/S	4,156,800	830
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,242,509	769
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	7,575,893	642
	Avrupakent Gayrimenkul Yatirim Ortakligi A/S	309,251	543
*	Roenesans Gayrimenkul Yatirim A/S	161,639	528
*	Ozak Gayrimenkul Yatirim Ortakligi	1,470,817	486
	Pasifik Gayrimenkul Yatirim Ortakligi	8,556,963	344
*	Akfen Gayrimenkul Yatirim Ortakligi A/S	6,189,058	343
*	Servet Gayrimenkul Yatirim Ortakligi A/S	51,198	335
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,683,592	244
			13,538
United Arab Emirates (3.9%)
	Emaar Properties PJSC	22,674,595	83,223
	Aldar Properties PJSC	13,837,440	28,789
	Emaar Development PJSC	2,932,516	10,474
	TECOM Group PJSC	2,192,545	1,858
	RAK Properties PJSC	5,373,611	1,766
	Deyaar Development PJSC	3,963,924	1,003
*	Union Properties PJSC	7,614,193	888
*	Eshraq Investments PJSC	4,674,396	449
*	Manazel PJSC	4,761,893	438
			128,888
United Kingdom (7.1%)
	Segro plc	4,957,746	43,834
	Land Securities Group plc	2,731,187	19,697
	LondonMetric Property plc	7,517,283	17,294
	British Land Co. plc	3,663,059	17,037
	Tritax Big Box REIT plc	9,105,711	16,461
	UNITE Group plc	1,525,190	16,154
	Shaftesbury Capital plc	7,160,303	10,975
	Derwent London plc	411,833	10,014
	Big Yellow Group plc	721,610	8,509
	Grainger plc	2,713,137	7,134
	Safestore Holdings plc	802,188	6,092
	International Workplace Group plc	2,777,524	5,900
	Hammerson plc	1,648,918	5,823
	Primary Health Properties plc	4,890,516	5,708
	Sirius Real Estate Ltd.	5,530,574	5,481
	Great Portland Estates plc	1,485,287	5,308
	Assura plc	10,946,890	5,108
	Supermarket Income REIT plc	4,563,527	3,807
	Workspace Group plc	505,980	2,937
	PRS REIT plc	1,906,912	2,602
	Empiric Student Property REIT plc	2,431,062	2,528
	Target Healthcare REIT plc	2,268,950	2,422
	Urban Logistics REIT plc	1,729,845	2,348

Vanguard® Global ex-U.S. Real Estate Index Fund
		Shares	Market Value ($000)
	Picton Property Income Ltd.	2,003,417	1,613
	Care Reit plc	1,516,975	1,599
	Custodian Property Income REIT plc	1,612,650	1,515
	Warehouse Reit plc	1,480,572	1,469
	NewRiver REIT plc	1,378,006	1,301
	Schroder REIT Ltd.	1,789,847	1,023
[2]	Social Housing REIT plc	1,239,292	898
*,3	Home REIT plc	3,771,148	890
[2]	Regional REIT Ltd.	604,711	877
	Helical plc	391,806	872
	AEW UK REIT plc	572,471	721
	Life Science REIT plc	1,230,719	518
	CLS Holdings plc	565,470	505
	Abrdn Property Income Trust Ltd.	1,395,857	118
			237,092
Total Common Stocks (Cost $4,100,850)			3,293,440
Warrants (0.0%)
*	Eco World Development Group Bhd. Exp. 4/12/29 (Cost $—)	405,680	66
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[4,5]	Vanguard Market Liquidity Fund, 4.371% (Cost $110,672)	1,106,833	110,673
Total Investments (102.4%) (Cost $4,211,522)			3,404,179
Other Assets and Liabilities—Net (-2.4%)			(79,061)
Net Assets (100%)			3,325,118
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $55,958,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $79,367,000, representing 2.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $98,735,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2025	124	14,697	433
MSCI Emerging Markets Index	March 2025	62	3,380	8
Topix Index	March 2025	15	2,699	40
				481

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	3/19/25	AUD	1,230	USD	770	—	(4)
BNP Paribas	3/19/25	HKD	16,825	USD	2,170	—	(8)
State Street Bank & Trust Co.	3/19/25	INR	836,134	USD	9,819	—	(206)
Royal Bank of Canada	3/19/25	JPY	501,135	USD	3,276	—	(27)
Toronto-Dominion Bank	3/19/25	JPY	157,774	USD	1,020	3	—
State Street Bank & Trust Co.	3/19/25	USD	2,010	AUD	3,234	—	(1)
State Street Bank & Trust Co.	3/19/25	USD	1,083	AUD	1,692	31	—

Vanguard® Global ex-U.S. Real Estate Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of America, N.A.	3/19/25	USD	487	BRL	3,006	—	(22)
Toronto-Dominion Bank	3/19/25	USD	588	CAD	829	16	—
State Street Bank & Trust Co.	3/19/25	USD	3,362	CHF	2,925	133	—
Bank of Montreal	3/19/25	USD	1,973	EUR	1,866	33	—
Toronto-Dominion Bank	3/19/25	USD	656	EUR	627	5	—
State Street Bank & Trust Co.	3/19/25	USD	1,894	GBP	1,486	52	—
Bank of America, N.A.	3/19/25	USD	2,968	HKD	23,053	6	—
Toronto-Dominion Bank	3/19/25	USD	7,566	JPY	1,136,471	198	—
State Street Bank & Trust Co.	3/19/25	USD	914	JPY	142,440	—	(10)
Goldman Sachs International	3/19/25	USD	565	MXN	11,608	9	—
UBS AG	3/19/25	USD	1,821	SEK	19,822	28	—
UBS AG	3/19/25	USD	1,415	SGD	1,888	23	—
Toronto-Dominion Bank	3/19/25	USD	177	ZAR	3,179	8	—
						545	(278)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Allos SA	10/16/25	CITNA	2,439	(4.337)	18	—
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1/28/26	CITNA	2,700	(4.331)	—	(1)
China Vanke Co. Ltd. Class A	1/28/26	CITNA	2,102	(4.331)	5	—
Multiplan Empreendimentos Imobiliarios SA	8/29/25	BANA	3,068	(4.337)	73	—
Poly Developments & Holdings Group Co. Ltd. Class A	1/28/26	CITNA	2,986	(4.331)	—	(2)
					96	(3)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $388,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Vanguard® Global ex-U.S. Real Estate Index Fund
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Global ex-U.S. Real Estate Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	115,737	3,174,685	3,018	3,293,440
Warrants	66	—	—	66
Temporary Cash Investments	110,673	—	—	110,673
Total	226,476	3,174,685	3,018	3,404,179
Derivative Financial Instruments
Assets
Futures Contracts[1]	481	—	—	481
Forward Currency Contracts	—	545	—	545
Swap Contracts	—	96	—	96
Total	481	641	—	1,122
Liabilities
Forward Currency Contracts	—	(278)	—	(278)
Swap Contracts	—	(3)	—	(3)
Total	—	(281)	—	(281)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.